24. Disposal of assets and other changes in organizational structure (Tables)	6 Months Ended
Jun. 30, 2020
Disposal Of Assets And Other Changes In Organizational Structure
Schedule of assets classified as held for sale

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

	Operating segment			06.30.2020	12.31.2019
	E&P	RT&M	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	1	3	−	4	5
Trade receivables	1	49	−	50	68
Inventories	-	10	−	10	13
Investments	-	2	−	2	355
Property, plant and equipment	1,688	222	−	1,910	2,046
Others	-	58	−	58	77
Total	1,690	344	−	2,034	2,564
Liabilities on assets classified as held for sale
Trade Payables	3	20	-	23	27
Finance debt	-	29	113	142	142
Provision for decommissioning costs	2,196	-	-	2,196	2,961
Dividends	-	-	-	-	-
Pension and medical benefits	-	-	-	-	-
Others	-	69	-	69	116
Total	2,199	118	113	2,430	3,246

Schedule of cash flows from sales of interest with loss of control

The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2020
Petrobras Oil & Gas B.V.(PO&GBV) (*)	276	−	276
Total	276	−	276
2019
Petrobras Paraguay	381	(45)	336
Total	381	(45)	336